As filed with the Securities and Exchange Commission on October 30, 1998
                                                              File Nos. 33-77472
                                                                       811-08468

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                                                                   ---

                         Pre-Effective Amendment No. __           /   /

                         Post-Effective Amendment No. 7           / X /
                                                                   ---

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940           / X /

                                 Amendment No. 9                  / X /
                        (Check appropriate box or boxes)


                             PIONEER INDO-ASIA FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

              Joseph P. Barri, Hale and Dorr LLP, 60 State Street,
                          Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b)
      X  on October 30, 1998 pursuant to paragraph (b)
     ---
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 10/1/98               10/2/98              0000921447-98-000010

Prospectus supplement
  dated 10/19/98                       10/15/98             0001016964-98-000114

Statement of additional informa-
  tion (SAI) dated 10/1/98             10/2/98              0000921447-98-000010

Financial statements at 10/31/97
  and independent auditors'
  report                               12/29/97             0000921447-97-000009

Financial statements at 4/30/98
  and independent auditors'
  report                               7/1/98               0000921447-98-000007

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:

             See Statement of Incorporation by Reference.

         (b) Exhibits:

             1.1      Agreement and Declaration of Trust of the Registrant.**
             1.2      Certificate of Trust of the Registrant.**
             1.3 Establishment and Designation of Class A, Class B and Class C shares of Beneficial Interest.**
             1.4      Amendment to the Agreement and Declaration of Trust*
             2.       By-Laws of the Registrant.**
             3.       None.
             4.       None.
             5.1      Management Contract between the Registrant and
                      Pioneering Management Corporation.**
             5.2 Subadvisory Contract between Pioneering Management Corporation and Kothari Pioneer AMC Ltd. (formerly
                      ITI Pioneer AMC Ltd.)**
             6.1 Form of Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.*
             6.2      Form of Dealer Sales Agreement.**
             7.       None.
             8.       Custodian Agreement between the Registrant and
                      Brown Brothers Harriman & Co.**
             9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.**
             10.      None.
             11.      Consent of Independent Public Accountants.*
             12.      None.
             13.      Share Purchase Agreement.**
             14.      None.
             15.1     Class A Distribution Plan.**
             15.2     Form of Class B Distribution Plan.*
             15.3     Class C Distribution Plan.**
             16.      None.
             17.      Financial Data Schedules.*
             18.1     Rule 18f-3 Plan Covering Two Classes of Shares.**
             18.2     Rule 18f-3 Plan Covering Three Classes of Shares.**
             19.      Powers of Attorney.**
             19.1     Power of Attorney for Mary K. Bush.***

------------------------
     *Filed herewith.

     **Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 3 to the Registration Statement as filed with the Securities and Exchange Commission (the "SEC") on February 28, 1996 (Accession No. 0000921447-96-000004).

     ***Previously filed. Incorporated herein by reference frolm the exhibits filed with Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC on February 27, 1998 (Accession No. 0000921447-98-000001).

Item 25.  Persons Controlled by or Under Common Control with Registrant

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                           OWNED   PERCENT    STATE/COUNTRY OF
                COMPANY                     BY    OF SHARES    INCORPORATION
Pioneering Management Corp. (PMC)           PGI     100%          DE
Pioneer Funds Distributor, Inc. (PFD)       PMC     100%          MA
Pioneer Explorer, Inc. (PEI)                PMC     100%          DE
Pioneer Fonds Marketing GmbH (GmbH)         PFD     100%          Germany
Pioneer Forest, Inc. (PFI)                  PGI     100%          DE
CJSC "Forest-Starma" (Forest-Starma)        PFI     95%           Russia
Pioneer Metals and Technology, Inc. (PMT)   PGI     100%          DE
Pioneer Capital Corp. (PCC)                 PGI     100%          DE
Pioneer SBIC Corp.                          PCC     100%          MA
Pioneer Real Estate Advisors, Inc. (PREA)   PGI     100%          DE
Pioneer Management (Ireland) Ltd. (PMIL)    PGI     100%          Ireland
Pioneer Plans Corporation (PPC)             PGI     100%          DE
PIOGlobal Corp. (PIOGlobal)                 PGI     100%          DE
Pioneer Investments Corp. (PIC)             PGI     100%          MA
Pioneer Goldfields Holdings, Inc. (PGH)     PGI     100%          DE
Pioneer Goldfields Ltd. (PGL)               PGH     100%          Guernsey
Teberebie Goldfields Ltd. (TGL)             PGL     90%           Ghana
Pioneer Omega, Inc. (Omega)                 PGI     100%          DE
Pioneer First Russia, Inc. (First Russia)   Omega   81.65%        DE
Pioneering Services Corp. (PSC)             PGI     100%          MA
Pioneer International Corp. (PIntl)         PGI     100%          DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)               PIntl   100%          Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                             PIntl   100%          Czech Republic

See the Prospectus included in this Registration Statement for a discussion of PMC's ownership interest in Kothari Pioneer AMC Ltd. (the Registrant's Indian investment adviser).

Registered investment companies that are parties to management contracts with
PMC:

FUNDS                                               BUSINESS TRUST
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer Indo-Asia Fund                              DE
Pioneer Capital Growth Fund                         DE
Pioneer Equity-income Fund                          DE
Pioneer Gold Shares                                 DE
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Independence Fund                           DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  Number of Holders of Securities

     Not applicable.

Item 27.  Indemnification

         Except for the Agreement and Declaration of Trust (the "Declaration"), dated August 4, 1994, establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

         All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part 2; and

         (b)      Section 6, Business Background, of each Schedule D.

         The business and other connections of the officers and directors of the Registrant's investment adviser in India, Kothari Pioneer AMC Ltd., are listed on the Form ADV of Kothari Pioneer AMC Ltd. as currently on file with the SEC (File No. 801-46648). The following sections of such Form ADV are incorporated herein by reference:

                  (a)      Items 1 and 2 of Part 2; and

                  (b)      Section 6, Business Background, of Schedule D.

Item 29.  Principal Underwriters

         (a)      See Item 25 above.


         (b)      Directors and officers of PFD:


                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  REGISTRANT
John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None

Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 30.  Location of Accounts and Records

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a) Not applicable.

         (b) Not applicable.

         (c) The Registrant undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 30th day of October, 1998.

                                       PIONEER INDO-ASIA FUND



                                       By:  /s/ John F. Cogan, Jr.
                                            John F. Cogan, Jr.
                                            Chairman and President
         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title


/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Richard H. Egdahl, M.D.*                                          )
Richard H. Egdahl, M.D.                                           )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.           Dated:  October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number            Document Title

1.4.              Amendment to the Agreement and Declaration of Trust

6.1.              Form of Underwriting Agreement

11.               Consent of Independent Public Accountants

15.2.             Form of Class B Distribution Plan

17.               Financial Data Schedules